                                                                                                October 1, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street N.E.

Washington, DC 20549

RE:      Dreyfus Investment Grade Funds, Inc.

-Dreyfus Inflation Adjusted Securities Fund

-Dreyfus Intermediate Term Income Fund

-Dreyfus Short Term Income Fund

1933 Act No. 33-48926

1940 Act No. 811-6718

            CIK No.          0000889169

Dear Sir/Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual Report ended July 31, 2015.

            Please direct any questions or comments to the attention of the undersigned at 212-922-6906.

                                                                                                            Very truly yours,

                                                                                                            /s/ Elyse Cardona

                                                                                                            Elyse Cardona

                                                                                                            Paralegal

EC/

Enclosures